CHANGE IN YEAR END FOR FINANCIAL REPORTING PURPOSES	9 Months Ended
Dec. 31, 2012
CHANGE IN YEAR END FOR FINANCIAL REPORTING PURPOSES [Text Block]

NOTE 19 – CHANGE IN YEAR END FOR FINANCIAL REPORTING PURPOSES

On July 5, 2012, the Company’s Board of Directors approved the change in the Company’s fiscal year end for reporting purposes from March 31 st to December 31 st . The change was made to increase financial reporting efficiency for the consolidated Company, as well as several of its subsidiaries. The change resulted in a nine month transition period that began on April 1, 2012 and ended on December 31, 2012. The following summarized financial information is presented to compare operating results for the transition period:

	For the Nine Months Ended December 31,
		(Unaudited)
	2012	2011
Plant operating revenues	$8,599,859	$4,735,026
Plant operating expenses	(7,310,808)	(8,058,784)
Net income (loss) from plant operations	1,289,051	(3,323,758)
Other expenses (income)	3,204,718	5,311,973
Net loss before accumulated change	(1,915,667)	(8,635,731)
Accumulated effect on prior period application of capitalization policy	-	262,305
Net loss	(1,915,667)	(8,373,426)
Net loss attributable to the non-controlling interests	600,823	3,795,020
Net Loss attributable to U.S. Geothermal Inc.	(1,314,844)	(4,578,406)
Other Comprehensive Loss	(26,946)	(117,539)
Comprehensive Loss Attributable to U.S. Geothermal Inc.	$(1,341,790)	$(4,695,945)

Basic and Diluted Net Loss Per Share Attributable to U.S. Geothermal Inc.	$(0.01)	$(0.05)

Weighted Average Number of Shares Outstanding for Basic and Diluted Calculations	88,783,972	84,867,822